PROPERTY, PLANT AND EQUIPMENT - Rollforward of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in property, plant and equipment [abstract]
Beginning balance	$ 5,446,807
Depreciation	1,717,977	$ 764,068	$ 313,342
Ending balance	32,668,158	5,446,807
GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	7,166,158	3,972,021
Additions	29,027,701	2,958,343
Transfers	0
Foreign currency translation adjustment	93,813	(235,794)
Ending balance	36,100,046	7,166,158	3,972,021
DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(1,719,351)	(896,979)
Depreciation	1,717,977	764,068
Foreign currency translation adjustment	(5,440)	58,304
Ending balance	(3,431,888)	(1,719,351)	(896,979)
Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning balance	1,191,767
Ending balance	15,435,914	1,191,767
Leasehold improvements | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	1,966,151	935,981
Additions	15,102,271	960,722
Transfers	0
Foreign currency translation adjustment	13,817	(69,448)
Ending balance	17,054,605	1,966,151	935,981
Leasehold improvements | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(774,384)	(324,332)
Transfers	0
Depreciation	847,151	421,329
Foreign currency translation adjustment	(2,844)	28,723
Ending balance	(1,618,691)	(774,384)	(324,332)
Machinery and equipment
Changes in property, plant and equipment [abstract]
Beginning balance	1,891,837
Ending balance	6,077,302	1,891,837
Machinery and equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	1,988,193	1,123,911
Additions	4,186,427	799,539
Transfers	283,185
Foreign currency translation adjustment	36,664	(64,743)
Ending balance	6,421,141	1,988,193	1,123,911
Machinery and equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(96,356)	(64,534)
Transfers	84,588
Depreciation	165,129	28,996
Foreign currency translation adjustment	(2,234)	2,826
Ending balance	(343,839)	(96,356)	(64,534)
Rolling stock
Changes in property, plant and equipment [abstract]
Beginning balance	287,140
Ending balance	1,084,320	287,140
Rolling stock | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	407,579	249,217
Additions	905,507	145,672
Transfers	0
Foreign currency translation adjustment	4,360	(12,690)
Ending balance	1,308,726	407,579	249,217
Rolling stock | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(120,439)	(57,037)
Transfers	0
Depreciation	104,269	59,138
Foreign currency translation adjustment	(302)	4,264
Ending balance	(224,406)	(120,439)	(57,037)
Computer equipment
Changes in property, plant and equipment [abstract]
Beginning balance	931,423
Ending balance	2,234,882	931,423
Computer equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	1,294,565	534,977
Additions	1,702,475	711,348
Transfers	0
Foreign currency translation adjustment	4,058	(48,240)
Ending balance	2,992,982	1,294,565	534,977
Computer equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(363,142)	(182,205)
Transfers	0
Depreciation	396,321	168,399
Foreign currency translation adjustment	(1,363)	12,538
Ending balance	(758,100)	(363,142)	(182,205)
Furniture and office equipment
Changes in property, plant and equipment [abstract]
Beginning balance	363,418
Ending balance	416,535	363,418
Furniture and office equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	488,489	250,312
Additions	303,078	221,472
Transfers	(283,185)
Foreign currency translation adjustment	(4,962)	(16,705)
Ending balance	513,344	488,489	250,312
Furniture and office equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(125,071)	(67,343)
Transfers	(84,588)
Depreciation	54,747	53,551
Foreign currency translation adjustment	1,579	4,177
Ending balance	(96,809)	(125,071)	(67,343)
Production moulds
Changes in property, plant and equipment [abstract]
Beginning balance	302,223
Ending balance	1,216,234	302,223
Production moulds | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	416,858	330,075
Additions	1,051,343	76,128
Transfers	0
Foreign currency translation adjustment	5,518	(10,655)
Ending balance	1,462,683	416,858	330,075
Production moulds | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(114,635)	(87,259)
Transfers	0
Depreciation	132,470	24,337
Foreign currency translation adjustment	(656)	3,039
Ending balance	(246,449)	(114,635)	(87,259)
Master patterns and templates
Changes in property, plant and equipment [abstract]
Beginning balance	478,999
Ending balance	901,052	478,999
Master patterns and templates | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	525,953	470,725
Additions	440,320	43,462
Transfers	0
Foreign currency translation adjustment	336	(11,766)
Ending balance	965,937	525,953	470,725
Master patterns and templates | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(46,954)	(40,305)
Transfers	0
Depreciation	17,890	5,548
Foreign currency translation adjustment	41	1,101
Ending balance	(64,885)	(46,954)	(40,305)
Prototypes
Changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	0	0
Prototypes | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	78,370	76,823
Additions	0	0
Transfers	0
Foreign currency translation adjustment	(339)	(1,547)
Ending balance	78,709	78,370	76,823
Prototypes | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(78,370)	(73,964)
Transfers	0
Depreciation	0	2,770
Foreign currency translation adjustment	339	1,636
Ending balance	(78,709)	(78,370)	(73,964)
Construction in progress
Changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	5,301,919	0
Construction in progress | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions	5,336,280	0
Transfers	0
Foreign currency translation adjustment	34,361	0
Ending balance	5,301,919	0	0
Construction in progress | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	0	0
Transfers	0
Depreciation	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0	$ 0